Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents
Cash at bank	€ 26,028	€ 192,895	€ 108,399
Cash equivalents	114,839	3,133	3,139
Total	€ 140,867	€ 196,028	€ 111,538	€ 128,897